Share Capital and Dividends - Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CAD ($) yr $ / shares shares	Mar. 31, 2019 CAD ($) yr $ / shares shares	Mar. 31, 2018 CAD ($) yr $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to the options granted | $	$ 3,551	$ 2,249	$ 4,163
Black Scholes Model [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to the options granted | $	$ 318	$ 141	$ 289
Number of stock options granted (in shares) | shares	970,500	680,000	314,000
Weighted average fair value of options granted (in CAD per option) | $ / shares	$ 1.13	$ 1.54	$ 1.50
Aggregate fair value of options granted | $	$ 1,096	$ 1,045	$ 470
Share price (in CAD per option) | $ / shares	$ 3.63	$ 4.48	$ 3.80
Exercise price (in CAD per option) | $ / shares	$ 3.63	$ 4.48	$ 3.80
Risk-free interest rate	1.79%	2.42%	1.07%
Expected volatility	30.00%	30.00%	35.00%
Dividend yield	0.00%	0.00%	0.00%
Expected option life (years) | yr	5.7	6.1	7.5
Vesting conditions – time (years)	2 years 8 months 12 days	3 years 3 months 18 days	3 years